Inventory (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Schedule of Inventory	Inventory was comprised of the following at June 30, 2021 and December 31, 2020, respectively:
	June 30, 2021	Dec 31,2020
Food	$492,410	$436,093
Beverages	455,339	400,308
Total	$947,749	$836,401
Inventory was comprised of the following at December 31, 2020 and 2019:
	December 31
	2020	2019
Food	$436,093	$423,247
Beverages	400,308	423,724
Total	$836,401	$846,971